Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (13,468,232)	$ (18,343,984)		$ (12,746,020)
Weighted average number of ordinary shares used in calculating basic earnings per share	400,980,184	334,930,046		275,103,115
Weighted average number of ordinary shares used in calculating diluted earnings per share	400,980,184	334,930,046		275,103,115
Basic earnings per share	$ (3.36)	$ (5.48)	[1]	$ (4.63)	[1]
Diluted earnings per share	$ (3.36)	$ (5.48)	[1]	$ (4.63)	[1]

[1]	The Group restated the fiscal year 2018 and 2019 EPS figures to reflect (i) the bonus element of shares issue arising from the capital raising in fiscal year 2020, and (ii) a 10 to 1 share consolidation on November 5, 2019.